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                        SUPPLEMENT DATED AUGUST 13, 2002

 FOR THE FOLLOWING PROSPECTUSES OF PRODUCTS FEATURING THE ELITE SERIES OF FUNDS:

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                       VULcv-II, Dated May 1, 2002, page 6
                      VULcv-III, Dated May 15, 2002, page 6
                        VULdb, Dated May 1, 2002, page 6
                      VULdb-II, Dated May 15, 2002, page 6
                    MoneyGuard VUL, Dated May 1, 2002, page 4

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
                       SVUL-II, Dated May 1, 2002, page 6

         LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                       VULcv-II, Dated May 1, 2002, page 6
                      VULcv-III, Dated May 15, 2002, page 6
                        VULdb, Dated May 1, 2002, page 6
                      VULdb-II, Dated May 15, 2002, page 6

      LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                         SVUL, Dated May 1, 2002, page 6
                       SVUL-II, Dated May 1, 2002, page 6

Please review this supplement carefully and keep it with your Prospectus, for reference.

The following footnote should be added to the footnotes of the table of Fund Expenses for the Delaware U.S. Growth Series (Standard Class) fund:

     The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.75%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
     0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.